Leases (Details) - Schedule of Lease Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule Of Lease Expenses [Abstract]
Operating lease expenses	¥ 8,107	$ 1,118	¥ 14,757
Short-term lease expenses	2,403	331	7,346
Total	¥ 10,510	$ 1,449	¥ 22,103